Consolidated Statements of Operations ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares
Revenues:
Total revenues	¥ 3,317,821	$ 467,306	¥ 3,128,877	¥ 4,326,600
Less: VAT related surcharges	(23,125)	(3,257)	(28,505)	(33,506)
Net revenues	3,294,696	464,049	3,100,372	4,293,094
Operating cost and expenses:
Relationship manager compensation	(655,460)	(92,320)	(497,147)	(920,896)
Performance-based compensation			(7,039)	(158,043)
Other compensations	(801,293)	(112,860)	(937,696)	(1,089,941)
Total compensation and benefits	(1,456,753)	(205,180)	(1,441,882)	(2,168,880)
Selling expenses	(485,778)	(68,420)	(349,014)	(437,131)
General and administrative expenses	(275,727)	(38,835)	(235,319)	(383,321)
Reversal of (provision for) credit losses	7,028	990	424	(112,959)
Other operating expenses, net	(112,506)	(15,846)	(115,653)	(107,844)
Government subsidies	126,955	17,881	129,521	115,939
Total operating cost and expenses	(2,196,781)	(309,410)	(2,011,923)	(3,094,196)
Income from operations	1,097,915	154,639	1,088,449	1,198,898
Other income (expense):
Interest income	161,926	22,807	61,416	71,866
Investment income (loss)	(61,486)	(8,660)	85,554	65,426
Settlement expenses				(19,908)
Contingent litigation expenses			(99,000)
Other (expense) income	10,892	1,534	13,130	(18,240)
Total other income	111,332	15,681	61,100	99,144
Income before taxes and income from equity in affiliates	1,209,247	170,320	1,149,549	1,298,042
Income tax expense	(262,360)	(36,953)	(267,108)	(293,940)
Income from equity in affiliates	54,128	7,624	89,148	301,979
Net income	1,001,015	140,991	971,589	1,306,081
Less: net loss attributable to non-controlling interests	(8,479)	(1,194)	(4,982)	(8,050)
Net income attributable to Noah Holdings Limited shareholders	¥ 1,009,494	$ 142,185	¥ 976,571	¥ 1,314,131
Net income per share1:
Basic | (per share)	¥ 2.91	$ 0.41	¥ 2.86	¥ 3.91
Diluted | (per share)	¥ 2.91	$ 0.41	¥ 2.86	¥ 3.89
Weighted average number of shares used in computation:
Basic | shares	347,369,860	347,369,860	341,660,160	335,858,180
Diluted | shares	347,422,580	347,422,580	341,980,710	337,817,730
One-time commissions
Revenues:
Total revenues	¥ 1,089,203		¥ 681,445	¥ 1,271,416
Recurring service fees
Revenues:
Total revenues	1,820,430		1,914,415	2,109,009
Performance-based income
Revenues:
Total revenues	137,609		309,576	784,193
Other service fees
Revenues:
Total revenues	270,579		223,441	161,982
Others
Revenues:
Total revenues	2,067,341	$ 291,179	1,794,105	2,598,479
Others | One-time commissions
Revenues:
Total revenues	1,072,838	151,106	617,636	1,130,894
Others | Recurring service fees
Revenues:
Total revenues	707,580	99,661	768,980	913,700
Others | Performance-based income
Revenues:
Total revenues	16,344	2,302	184,048	391,903
Others | Other service fees
Revenues:
Total revenues	270,579	38,110	223,441	161,982
Related Party
Revenues:
Total revenues	1,266,766	178,421	1,351,563	1,761,017
Related Party | Recurring service fees
Revenues:
Total revenues	1,129,136	159,036	1,162,226	1,222,260
Related Party | Performance-based income
Revenues:
Total revenues	121,265	17,080	125,528	392,290
Related Party | Funds Gopher manages
Revenues:
Total revenues	1,250,480	176,127	1,334,772	1,728,121
Related Party | Funds Gopher manages | One-time commissions
Revenues:
Total revenues	16,365	2,305	63,809	140,522
Related Party | Funds Gopher manages | Recurring service fees
Revenues:
Total revenues	1,112,850	156,742	1,145,435	1,195,309
Related Party | Funds Gopher manages | Performance-based income
Revenues:
Total revenues	¥ 121,265	$ 17,080	¥ 125,528	¥ 392,290